UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value

	COMMON STOCK - 96.3% ^
	AEROSPACE/DEFENSE - 2.6%
1,800	Boeing Co.	$ 245,682
1,200	Raytheon Co.	108,840
		354,522
	AGRICULTURE - 1.9%
2,000	Lorillard, Inc.	101,360
1,800	Philip Morris International, Inc.	156,834
		258,194
	AUTO PARTS & EQUIPMENT - 2.2%
3,200	Autoliv, Inc.	293,760

	BANKS - 4.7%
7,800	BB&T Corp.	291,096
5,000	JPMorgan Chase & Co.	292,400
1,200	US Bancorp	48,480
		631,976
	BEVERAGES - 2.9%
6,400	Coca-Cola Co.	264,384
1,500	PepsiC,o Inc.	124,410
		388,794
	CHEMICALS - 3.0%
3,400	EI du Pont de Nemours & Co.	220,898
5,600	Potash Corp. of Saskatchewan, Inc.	184,576
		405,474
	COMMERCIAL SERVICES - 1.0%
4,400	Iron Mountain, Inc.	133,540

	COMPUTERS - 7.8%
1,400	Apple Inc.	785,554
1,400	International Business Machines Corp.	262,598
		1,048,152
	COSMETICS/PERSONAL CARE - 1.6%
2,600	Procter & Gamble Co./The	211,666

	ELECTRIC - 5.5%
3,000	Duke Energy Corp.	207,030
12,000	Exelon Corp.	328,680
2,400	NextEra Energy, Inc.	205,488
		741,198
	ELECTRONICS - 1.8%
2,600	Honeywell Internationa,l Inc.	237,562

	ENGINEERING & CONSTRUCTION - 0.7%
3,600	ABB Ltd.	95,616

	ENVIRONMENTAL CONTROL - 0.9%
2,800	Waste Managemen,t Inc.	125,636

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares		Value

	FOOD - 4.7%
2,100	Campbell Soup Co.	$ 90,888
4,100	ConAgra Foods, Inc.	138,170
1,400	Kraft Foods Group, Inc.	75,488
4,000	Mondelez International, Inc. - Cl. A	141,200
5,200	Sysco Corp.	187,720
		633,466
	INSURANCE - 4.0%
4,000	Aflac, Inc.	267,200
3,000	Travelers Co., Inc.	271,620
		538,820
	MACHINERY-CONSTRUCTION &MINING - 1.8%
2,600	Caterpillar, Inc.	236,106

	MEDIA - 0.6%
4,400	Cablevision Systems Corp.	78,892

	MINING - 6.1%
24,000	Alcoa, Inc.	255,120
4,000	BHP Billiton Ltd. - ADR	272,800
7,600	Freeport-McMoRan Copper & Gold, Inc.	286,824
		814,744
	MISCELLANEOUS MANUFACTURING - 2.4%
10,000	General Electric Co.	280,300
300	Siemens AG	41,553
		321,853
	OFFICE/BUSINESS EQUIPMENT - 1.1%
6,500	Pitney Bowes, Inc.	151,450

	OIL &GAS - 8.5%
5,000	BP PLC - ADR	243,050
100	Chevron Corp.	12,491
3,000	ConocoPhillips	211,950
2,000	Exxon Mobil Corp.	202,400
2,700	Occidental Petroleum Corp.	256,770
4,400	Transocean Ltd.	217,448
		1,144,109

	PHARMACEUTICALS - 7.8%
5,200	Abbott Laboratories	199,316
6,200	AbbVie, Inc.	327,422
5,800	Bristol-Myers Squibb Co.	308,270
2,300	Johnson & Johnson	210,657
		1,045,665
	PIPELINES - 1.2%
4,400	Spectra Energy Corp.	156,728

	REITS - 0.5%
2,300	Weyerhaeuser Co.	72,611

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares		Value

	RETAIL - 7.7%
2,000	Coach, Inc.	$ 112,260
4,600	Darden Restaurants, Inc.	250,102
4,000	Home Depot, Inc.	329,360
1,600	McDonald's Corp.	155,248
3,000	Nordstrom, Inc.	185,400
		1,032,370
	SEMICONDUCTORS - 3.7%
10,000	Intel Corp.	259,600
4,200	Microchip Technology, Inc.	187,950
700	QUALCOMM, Inc.	51,975
		499,525
	SOFTWARE - 2.5%
7,000	Microsoft Corp.	262,010
1,700	Paychex, Inc.	77,401
		339,411
	TELECOMMUNICATIONS - 5.0%
5,000	AT&T, Inc.	175,800
10,000	Cisco Systems, Inc.	224,500
3,800	Verizon Communications, Inc.	186,732
11,000	Windstream Holdings, Inc.	87,780
		674,812
	TOYS/GAMES/HOBBIES - 2.0%
4,800	Hasbro, Inc.	264,048

	TOTAL COMMON STOCK	12,930,700
	(Cost - $12,668,211)

	SHORT-TERM INVESTMENT - 12.1%
	MONEY MARKET FUND - 12.1%
1,625,332	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.00% +	1,625,332
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,625,332)

	TOTAL INVESTMENTS - 108.4% (Cost - $14,293,543)(a)	$14,556,032
	OTHER LIABILITIES LESS ASSETS - (8.4) %	(1,127,636)
	NET ASSETS - 100.0%	$13,428,396
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Contracts **		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (1.3) %
12	ABB Ltd.	$ 1,800
	Expiration January 2014, Exercise Price $25.00
6	ABB Ltd.	390
	Expiration January 2014, Exercise Price $26.00
26	Abbott Labs	1,638
	Expiration January 2014, Exercise Price $38.00
31	AbbVie Inc.	2,914
	Expiration January 2014, Exercise Price $52.50
20	Aflac, Inc.	1,060
	Expiration January 2014, Exercise Price $67.50
180	Alcoa, Inc.	13,140
	Expiration January 2014, Exercise Price $10.00
7	Apple, Inc.	6,650
	Expiration January 2014, Exercise Price $565.00
25	AT&T Inc.	875
	Expiration January 2014, Exercise Price $35.00
16	Autoliv, Inc.	4,120
	Expiration January 2014, Exercise Price $90.00
12	BB&T Corp.	2,940
	Expiration January 2014, Exercise Price $35.00
27	BB&T Corp.	1,998
	Expiration January 2014, Exercise Price $37.00
20	BHP Billiton Ltd. - ADR	3,100
	Expiration January 2014, Exercise Price $67.50
8	Boeing Co.	2,480
	Expiration January 2014, Exercise Price $135.00
2	Boeing Co.	180
	Expiration January 2014, Exercise Price $140.00
8	BP PLC - ADR	2,112
	Expiration January 2014, Exercise Price $46.00
17	BP PLC - ADR	2,941
	Expiration January 2014, Exercise Price $47.00
19	Bristol-Myers Squibb Co.	2,660
	Expiration January 2014, Exercise Price $52.50
10	Bristol-Myers Squibb Co.	390
	Expiration January 2014, Exercise Price $55.00
10	Cablevision Systems Corp.	2,100
	Expiration January 2014, Exercise Price $16.00
12	Cablevision Systems Corp.	1,440
	Expiration January 2014, Exercise Price $17.00
15	Campbell Soup Co.	1,350
	Expiration January 2014, Exercise Price $43.00
5	Caterpillar, Inc.	3,000
	Expiration January 2014, Exercise Price $85.00
8	Caterpillar, Inc.	1,288
	Expiration January 2014, Exercise Price $90.00
50	Cisco Systems, Inc.	7,250
	Expiration January 2014, Exercise Price $21.00
10	Coac, Inc.	390
	Expiration January 2014, Exercise Price $57.50
20	Coca-Cola Co.	2,920
	Expiration January 2014, Exercise Price $40.00
12	Coca-Cola Co.	648
	Expiration January 2014, Exercise Price $41.25
7	Conagra Foods, Inc.	553
	Expiration January 2014, Exercise Price $33.00
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Contracts **		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (1.3) % (Continued)
12	Conagra Foods, Inc.	$ 324
	Expiration January 2014, Exercise Price $34.00
5	ConocoPhillips	120
	Expiration January 2014, Exercise Price $72.50
15	Darden Resturant,s Inc.	7,005
	Expiration January 2014, Exercise Price $50.00
10	Darden Resturants, Inc.	1,950
	Expiration January 2014, Exercise Price $52.50
3	EI du Pont de Nemours & Co.	1,530
	Expiration January 2014, Exercise Price $60.00
14	EI du Pont de Nemours & Co.	3,822
	Expiration January 2014, Exercise Price $62.50
15	Duke Energy Corp.	525
	Expiration January 2014, Exercise Price $70.00
33	Exelon Corp.	825
	Expiration January 2014, Exercise Price $28.00
18	Exelon Corp.	108
	Expiration January 2014, Exercise Price $29.00
7	Exxon Mobil Corp.	1,435
	Expiration January 2014, Exercise Price $100.00
3	Exxon Mobil Corp.	1,950
	Expiration January 2014, Exercise Price $95.00
15	Freeport-McMoran Copper & Gold	4,155
	Expiration January 2014, Exercise Price $35.00
23	Freeport-McMoran Copper & Gold	4,278
	Expiration January 2014, Exercise Price $36.00
35	General Electric Co.	4,270
	Expiration January 2014, Exercise Price $27.00
15	General Electric Co.	735
	Expiration January 2014, Exercise Price $28.00
24	Hasbro, Inc.	6,480
	Expiration January 2014, Exercise Price $52.50
20	Home Depot, Inc.	5,460
	Expiration January 2014, Exercise Price $80.00
9	Honeywell International, Inc.	3,789
	Expiration January 2014, Exercise Price $87.50
4	Honeywell International, Inc.	840
	Expiration January 2014, Exercise Price $90.00
2	IBM Corp.	1,580
	Expiration January 2014, Exercise Price $180.00
5	IBM Corp.	1,850
	Expiration January 2014, Exercise Price $185.00
50	Intel Corp.	5,850
	Expiration January 2014, Exercise Price $25.00
22	Iron Mountain, Inc.	3,872
	Expiration January 2014, Exercise Price $30.00
25	J.P. Morgan Chase & Co.	3,400
	Expiration January 2014, Exercise Price $57.50
11	Johnson & Johnson	572
	Expiration January 2014, Exercise Price $92.50
14	Lorillard, Inc.	1,582
	Expiration January 2014, Exercise Price $50.00
5	McDonalds Corp.	1,180
	Expiration January 2014, Exercise Price $95.00
3	McDonalds Corp.	192
	Expiration January 2014, Exercise Price $97.50
22	Microchip Technology, Inc.	2,420
	Expiration January 2014, Exercise Price $44.00
25	Microsoft Corp.	2,225
	Expiration January 2014, Exercise Price $37.00
10	Microsoft Corp.	400
	Expiration January 2014, Exercise Price $38.00
20	Mondelez International	1,460
	Expiration January 2014, Exercise Price $35.00
4	Nextera Energy	160
	Expiration January 2014, Exercise Price $87.50
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Contracts **		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (1.3) % (Continued)
8	Nextera Energy	$ 1,120
	Expiration January 2014, Exercise Price $85.00
5	Nordstrom, Inc.	1,100
	Expiration January 2014, Exercise Price $60.00
10	Nordstrom, Inc.	620
	Expiration January 2014, Exercise Price $62.50
13	Occidental Petroleum Corp.	2,470
	Expiration January 2014, Exercise Price $95.00
4	Paychex, Inc.	1,080
	Expiration January 2014, Exercise Price $43.00
13	Paychex, Inc.	1,105
	Expiration January 2014, Exercise Price $45.00
7	Pepsico, Inc.	763
	Expiration January 2014, Exercise Price $82.50
23	Pitney Bowes, Inc.	3,335
	Expiration January 2014, Exercise Price $22.00
19	Pitney Bowes, Inc.	1,444
	Expiration January 2014, Exercise Price $23.00
25	Potash Corp. Saskatchewan, Inc.	2,675
	Expiration January 2014, Exercise Price $32.00
10	Procter & Gamble Co.	450
	Expiration January 2014, Exercise Price $82.50
3	Procter & Gamble Co.	30
	Expiration January 2014, Exercise Price $85.00
3	Qualcomm, Inc.	636
	Expiration January 2014, Exercise Price $72.50
3	Raytheon Co.	1,065
	Expiration January 2014, Exercise Price $87.50
3	Raytheon Co.	516
	Expiration January 2014, Exercise Price $90.00
3	Siemens AG	1,260
	Expiration January 2014, Exercise Price $135.00
22	Spectra Energy Corp.	3,685
	Expiration January 2014, Exercise Price $34.00
13	Sysco Corp.	260
	Expiration January 2014, Exercise Price $37.00
5	The Travelers Companies, Inc.	1,635
	Expiration January 2014, Exercise Price $87.50
10	The Travelers Companies, Inc.	1,290
	Expiration January 2014, Exercise Price $90.00
12	Transocean Ltd.	852
	Expiration January 2014, Exercise Price $50.00
6	U.S. Bancorp	432
	Expiration January 2014, Exercise Price $40.00
4	Verizon Communications, Inc.	468
	Expiration January 2014, Exercise Price $48.00
13	Verizon Communications, Inc.	221
	Expiration January 2014, Exercise Price $50.00
2	Waste Management, Inc.	220
	Expiration January 2014, Exercise Price $44.00
12	Waste Management, Inc.	540
	Expiration January 2014, Exercise Price $45.00
7	Weyerhaeuser Co.	1,155
	Expiration January 2014, Exercise Price $30.00
16	Weyerhaeuser Co.	560
	Expiration January 2014, Exercise Price $32.00
	TOTAL CALL OPTIONS WRITTEN	179,658
	(Proceeds - $123,752)
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts
+ Variable rate security - interest rate is as of December 31, 2013.
^ Each security is subject to written call options.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,293,543 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 307,197
	Unrealized depreciation	(44,708)
	Net unrealized depreciation	$ 262,489

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 12,930,700	$ -	$ -	$ 12,930,700
Money Market Funds	1,625,332	-	-	1,625,332
Total	$ 14,556,032	$ -	$ -	$ 14,556,032
Liabilities
Options Written	$ 179,658	$ -	$ -	$ 179,658
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/14

By

*/s/ Brian Curley

        Brian Curley, Treasurer

Date

2/20/14